Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Basic Materials – 7.1%
Huntsman Corp.	93,851	$ 1,440,613
Koppers Holdings, Inc.	47,756	1,948,445
Olin Corp.	70,013	1,811,236
Orion S.A.	195,293	1,492,038
		6,692,332

Consumer Discretionary – 22.9%
Adient PLC (a)	120,581	2,756,482
Advance Auto Parts, Inc.	69,143	4,165,174
Genesco, Inc. (a)	40,058	1,537,026
Haverty Furniture Cos., Inc.	56,037	1,299,498
Helen of Troy Ltd. (a)	38,972	1,057,700
Hooker Furnishings Corp.	23,915	286,263
Malibu Boats, Inc. - Class A (a)	64,807	1,779,600
Millerknoll, Inc.	116,307	1,881,847
Newell Brands, Inc.	447,933	1,522,972
PVH Corp.	20,762	1,936,679
Samsonite Group S.A. - ADR (a)	187,137	1,768,445
Winnebago Industries, Inc.	61,962	1,839,652
		21,831,338

Consumer Staples - 5.7%
Spectrum Brands Holdings, Inc.	47,448	3,733,683
Universal Corp.	15,031	779,658
USANA Health Sciences, Inc. (a)	43,670	799,161
		5,312,502

Energy – 3.2%
DNOW, Inc. (a)	95,477	1,221,151
NOV, Inc.	88,527	1,766,999
		2,988,150

Financials – 19.2%
Associated Banc-Corp.	80,491	2,238,455
Bread Financial Holdings, Inc.	24,454	2,178,118
CNO Financial Group, Inc.	50,694	2,330,403
Columbia Banking System, Inc.	89,127	2,641,724
Globe Life, Inc.	11,965	1,833,516
Old National Bancorp of Indiana	112,265	2,695,483
Univest Financial Corp.	36,595	1,443,307
Webster Financial Corp.	1,364	99,190
WSFS Financial Corp.	36,484	2,606,782
		18,066,978

Health Care - 5.9%
Envista Holdings Corp. (a)	43,306	1,019,856
Teleflex, Inc.	24,363	3,134,056
Varex Imaging Corp. (a)	139,412	1,426,185
		5,580,097

Industrials - 24.3%

ABM Industries, Inc.	68,470		2,674,438
Aebi Schmidt Holding AG	164,052		2,047,369
Douglas Dynamics, Inc.	49,624		2,210,749
Korn Ferry	31,922		2,233,902
Masterbrand, Inc. (a)	399,173		3,464,817
Myers Industries, Inc.	58,966		1,344,425
Resideo Technologies, Inc. (a)	49,398		1,544,675
Robert Half, Inc.	100,583		2,961,164
Sensata Technologies Holding PLC	61,165		3,020,939
TrueBlue, Inc. (a)	142,243		883,329
			22,385,807

Real Estate - 2.3%
Marcus & Millichap, Inc.	78,311		2,211,503

Technology - 5.3%
Avnet, Inc.	13,377		1,162,862
Concentrix Corp.	65,923		1,864,962
ScanSource, Inc. (a)	41,277		1,909,887
			4,937,711
TOTAL COMMON STOCKS (Cost $84,450,777)			90,006,418

REAL ESTATE INVESTMENT TRUSTS - 0.4%
DiamondRock Hospitality Co.	33,713		370,506
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $278,282)			370,506

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds – 3.5%
First American Government Obligations Fund - Class X, 3.54% (b)	3,239,981		3,239,981
TOTAL MONEY MARKET FUNDS (Cost $3,239,981)			3,239,981

TOTAL INVESTMENTS - 99.8% (Cost $87,969,040)			93,616,905
Other Assets in Excess of Liabilities - 0.2%		0.00215	201,425
TOTAL NET ASSETS - 100.0%			$ 93,818,330

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena Small Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 90,006,418	$ –	$ –	$ 90,006,418
Real Estate Investment Trusts	370,506	–	–	370,506
Money Market Funds	3,239,981	–	–	3,239,981
Total Investments	$ 93,616,905	$ –	$ –	$ 93,616,905